LONG-TERM INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM INCENTIVE PLANS
Summary of changes in restricted and performance shares

Balance on January 1, 2018	18,975,084
Granted	2,411,345
Cancelled	(3,150,635)
Exercised	(3,974,293)
Balance on December 31, 2018	14,261,501
Granted	2,647,995
Cancelled	(2,104,754)
Exercised	(1,786,335)
Balance on December 31, 2019	13,018,407
Granted	3,146,696
Cancelled	(1,777,100)
Exercised	(1,918,669)
Balance on December 31, 2020	12,469,334

Summary of stock options by exercise price

	2020		2019		2018
		Average exercise		Average exercise		Average exercise
	Number of shares	price in the year	Number of shares	price in the year	Number of shares	price in the year
		R$		R$		R$
Available at beginning of the year	-	-	15,480	16.72	292,391	17.91
Options Exercised	-	-	-	-	(33,499)	14.86
Options Forfeited	-	-	(15,480)	16.72	(243,412)	18.62
Available at the end of the year	-	-	-	-	15,480	16.72